INCOME TAX AND CONTRIBUTION - Schedule of Deferred Taxes (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	R$ 7,194,433
Balances at the end of the period	8,787,950
Total | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	(4,700,494)
Profit or loss	(3,494,987)
Balances at the end of the period	(8,195,481)
Breakage | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	(294,419)
Profit or loss	(31,787)
Balances at the end of the period	(326,206)
Foreign currency exchange | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	(537,910)
Profit or loss	(3,887,189)
Balances at the end of the period	(4,425,099)
Total | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	15,427,101
Profit or loss	2,306,440
Balances at the end of the period	17,733,541
Financial instruments | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	22,228
Profit or loss	(22,228)
Balances at the end of the period	0
Foreign currency exchange | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	587,864
Profit or loss	2,694,527
Balances at the end of the period	3,282,391
Leases | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	(3,866,152)
Profit or loss	423,644
Balances at the end of the period	(3,442,508)
Leases | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	5,853,368
Profit or loss	(1,531,606)
Balances at the end of the period	4,321,762
Temporary provisions | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	1,767,016
Profit or loss	(827,682)
Balances at the end of the period	939,334
Tax loss carryforwards and negative social contribution base | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	7,194,433
Profit or loss	1,593,517
Balances at the end of the period	8,787,950
Others | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	(2,013)
Profit or loss	345
Balances at the end of the period	(1,668)
Others | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	2,192
Profit or loss	399,912
Balances at the end of the period	402,104
Total income tax and deferred social contribution
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	0
Profit or loss	0
Balances at the end of the period	0
Deferred tax asset reducer | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	(10,726,607)
Profit or loss	1,188,547
Balances at the end of the period	(9,538,060)
Total | Deferred assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the biginning of the period	4,700,494
Profit or loss	3,494,987
Balances at the end of the period	R$ 8,195,481